Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	2,529,718	2,399,088	748,184	2,298,117	668,102
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 113.74	$ 114.20	$ 120.02	$ 114.32	$ 120.02